Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Templeton Variable Insurance Products Trust
Entity Central Index Key	0000837274
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$29	0.56%
[1],[2],[3]
Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 555,366,894
Holdings Count | $ / shares	1,054	[4]
Investment Company Portfolio Turnover	20.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$555,366,894
Total Number of Portfolio Holdings*	1,054
Portfolio Turnover Rate	20.58%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$41	0.81%
[5],[6],[7]
Expenses Paid, Amount	$ 41	[5]
Expense Ratio, Percent	0.81%	[5]
Net Assets	$ 555,366,894
Holdings Count | $ / shares	1,054	[8]
Investment Company Portfolio Turnover	20.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$555,366,894
Total Number of Portfolio Holdings*	1,054
Portfolio Turnover Rate	20.58%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$47	0.91%
[9],[10],[11]
Expenses Paid, Amount	$ 47	[9]
Expense Ratio, Percent	0.91%	[9]
Net Assets	$ 555,366,894
Holdings Count | $ / shares	1,054	[12]
Investment Company Portfolio Turnover	20.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$555,366,894
Total Number of Portfolio Holdings*	1,054
Portfolio Turnover Rate	20.58%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.87%
[13],[14],[15]
Expenses Paid, Amount	$ 45	[13]
Expense Ratio, Percent	0.87%	[13]
Net Assets	$ 184,350,205
Holdings Count | $ / shares	105	[16]
Investment Company Portfolio Turnover	23.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$184,350,205
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	23.81%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.97%
[17],[18],[19]
Expenses Paid, Amount	$ 50	[17]
Expense Ratio, Percent	0.97%	[17]
Net Assets	$ 184,350,205
Holdings Count | $ / shares	105	[20]
Investment Company Portfolio Turnover	23.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$184,350,205
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	23.81%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$51	1.00%
[21],[22],[23]
Expenses Paid, Amount	$ 51	[21]
Expense Ratio, Percent	1.00%	[21]
Net Assets	$ 103,748,815
Holdings Count | $ / shares	68	[24]
Investment Company Portfolio Turnover	13.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$103,748,815
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	13.43%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$64	1.25%
[25],[26],[27]
Expenses Paid, Amount	$ 64	[25]
Expense Ratio, Percent	1.25%	[25]
Net Assets	$ 103,748,815
Holdings Count | $ / shares	68	[28]
Investment Company Portfolio Turnover	13.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$103,748,815
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	13.43%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$30	0.59%
[29],[30],[31]
Expenses Paid, Amount	$ 30	[29]
Expense Ratio, Percent	0.59%	[29]
Net Assets	$ 54,179,023
Holdings Count | $ / shares	87	[32]
Investment Company Portfolio Turnover	16.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$54,179,023
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	16.95%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$43	0.84%
[33],[34],[35]
Expenses Paid, Amount	$ 43	[33]
Expense Ratio, Percent	0.84%	[33]
Net Assets	$ 54,179,023
Holdings Count | $ / shares	87	[36]
Investment Company Portfolio Turnover	16.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$54,179,023
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	16.95%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$23	0.46%
[37],[38],[39]
Expenses Paid, Amount	$ 23	[37]
Expense Ratio, Percent	0.46%	[37]
Net Assets	$ 3,161,521,903
Holdings Count | $ / shares	280	[40]
Investment Company Portfolio Turnover	23.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,161,521,903
Total Number of Portfolio Holdings*	280
Portfolio Turnover Rate	23.59%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$36	0.71%
[41],[42],[43]
Expenses Paid, Amount	$ 36	[41]
Expense Ratio, Percent	0.71%	[41]
Net Assets	$ 3,161,521,903
Holdings Count | $ / shares	280	[44]
Investment Company Portfolio Turnover	23.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,161,521,903
Total Number of Portfolio Holdings*	280
Portfolio Turnover Rate	23.59%
[44]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$41	0.81%
[45],[46],[47]
Expenses Paid, Amount	$ 41	[45]
Expense Ratio, Percent	0.81%	[45]
Net Assets	$ 3,161,521,903
Holdings Count | $ / shares	280	[48]
Investment Company Portfolio Turnover	23.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,161,521,903
Total Number of Portfolio Holdings*	280
Portfolio Turnover Rate	23.59%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$42	0.82%
[49],[50]
Expenses Paid, Amount	$ 42	[49]
Expense Ratio, Percent	0.82%	[49]
Net Assets	$ 92,265,427
Holdings Count | $ / shares	62	[51]
Investment Company Portfolio Turnover	15.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$92,265,427
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	15.90%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$55	1.08%
[52],[53]
Expenses Paid, Amount	$ 55	[52]
Expense Ratio, Percent	1.08%	[52]
Net Assets	$ 92,265,427
Holdings Count | $ / shares	62	[54]
Investment Company Portfolio Turnover	15.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$92,265,427
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	15.90%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$48	0.91%
[55],[56],[57]
Expenses Paid, Amount	$ 48	[55]
Expense Ratio, Percent	0.91%	[55]
Net Assets	$ 433,279,220
Holdings Count | $ / shares	69	[58]
Investment Company Portfolio Turnover	22.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$433,279,220
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	22.87%
[58]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$61	1.16%
[59],[60],[61]
Expenses Paid, Amount	$ 61	[59]
Expense Ratio, Percent	1.16%	[59]
Net Assets	$ 433,279,220
Holdings Count | $ / shares	69	[62]
Investment Company Portfolio Turnover	22.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$433,279,220
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	22.87%
[62]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$67	1.26%
[63],[64],[65]
Expenses Paid, Amount	$ 67	[63]
Expense Ratio, Percent	1.26%	[63]
Net Assets	$ 433,279,220
Holdings Count | $ / shares	69	[66]
Investment Company Portfolio Turnover	22.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$433,279,220
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	22.87%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$35	0.69%
[67],[68]
Expenses Paid, Amount	$ 35	[67]
Expense Ratio, Percent	0.69%	[67]
Net Assets	$ 1,984,200,373
Holdings Count | $ / shares	68	[69]
Investment Company Portfolio Turnover	28.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,984,200,373
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	28.35%
[69]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$48	0.94%
[70],[71]
Expenses Paid, Amount	$ 48	[70]
Expense Ratio, Percent	0.94%	[70]
Net Assets	$ 1,984,200,373
Holdings Count | $ / shares	68	[72]
Investment Company Portfolio Turnover	28.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,984,200,373
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	28.35%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 4[1]	$53	1.04%
[73],[74]
Expenses Paid, Amount	$ 53	[73]
Expense Ratio, Percent	1.04%	[73]
Net Assets	$ 1,984,200,373
Holdings Count | $ / shares	68	[75]
Investment Company Portfolio Turnover	28.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,984,200,373
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	28.35%
[75]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.63%
[76],[77],[78]
Expenses Paid, Amount	$ 32	[76]
Expense Ratio, Percent	0.63%	[76]
Net Assets	$ 1,554,834,080
Holdings Count | $ / shares	58	[79]
Investment Company Portfolio Turnover	13.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,554,834,080
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	13.49%
[79]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.88%
[80],[81],[82]
Expenses Paid, Amount	$ 45	[80]
Expense Ratio, Percent	0.88%	[80]
Net Assets	$ 1,554,834,080
Holdings Count | $ / shares	58	[83]
Investment Company Portfolio Turnover	13.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,554,834,080
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	13.49%
[83]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.98%
[84],[85],[86]
Expenses Paid, Amount	$ 50	[84]
Expense Ratio, Percent	0.98%	[84]
Net Assets	$ 1,554,834,080
Holdings Count | $ / shares	58	[87]
Investment Company Portfolio Turnover	13.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,554,834,080
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	13.49%
[87]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.65%
[88],[89],[90]
Expenses Paid, Amount	$ 32	[88]
Expense Ratio, Percent	0.65%	[88]
Net Assets	$ 1,079,854,607
Holdings Count | $ / shares	78	[91]
Investment Company Portfolio Turnover	21.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,079,854,607
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	21.61%
[91]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.90%
[92],[93],[94]
Expenses Paid, Amount	$ 44	[92]
Expense Ratio, Percent	0.90%	[92]
Net Assets	$ 1,079,854,607
Holdings Count | $ / shares	78	[95]
Investment Company Portfolio Turnover	21.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,079,854,607
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	21.61%
[95]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$49	1.00%
[96],[97],[98]
Expenses Paid, Amount	$ 49	[96]
Expense Ratio, Percent	1.00%	[96]
Net Assets	$ 1,079,854,607
Holdings Count | $ / shares	78	[99]
Investment Company Portfolio Turnover	21.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,079,854,607
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	21.61%
[99]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$42	0.82%
[100],[101],[102]
Expenses Paid, Amount	$ 42	[100]
Expense Ratio, Percent	0.82%	[100]
Net Assets	$ 431,919,752
Holdings Count | $ / shares	95	[103]
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$431,919,752
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	15.17%
[103]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$54	1.07%
[104],[105],[106]
Expenses Paid, Amount	$ 54	[104]
Expense Ratio, Percent	1.07%	[104]
Net Assets	$ 431,919,752
Holdings Count | $ / shares	95	[107]
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$431,919,752
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	15.17%
[107]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$59	1.17%
[108],[109],[110]
Expenses Paid, Amount	$ 59	[108]
Expense Ratio, Percent	1.17%	[108]
Net Assets	$ 431,919,752
Holdings Count | $ / shares	95	[111]
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$431,919,752
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	15.17%
[111]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.79%
[112],[113],[114]
Expenses Paid, Amount	$ 40	[112]
Expense Ratio, Percent	0.79%	[112]
Net Assets	$ 269,907,133
Holdings Count | $ / shares	647	[115]
Investment Company Portfolio Turnover	58.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$269,907,133
Total Number of Portfolio Holdings*	647
Portfolio Turnover Rate	58.19%
[115]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.04%
[116],[117],[118]
Expenses Paid, Amount	$ 53	[116]
Expense Ratio, Percent	1.04%	[116]
Net Assets	$ 269,907,133
Holdings Count | $ / shares	647	[119]
Investment Company Portfolio Turnover	58.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$269,907,133
Total Number of Portfolio Holdings*	647
Portfolio Turnover Rate	58.19%
[119]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.14%
[120],[121],[122]
Expenses Paid, Amount	$ 58	[120]
Expense Ratio, Percent	1.14%	[120]
Net Assets	$ 269,907,133
Holdings Count | $ / shares	647	[123]
Investment Company Portfolio Turnover	58.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$269,907,133
Total Number of Portfolio Holdings*	647
Portfolio Turnover Rate	58.19%
[123]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$27	0.53%
[124],[125]
Expenses Paid, Amount	$ 27	[124]
Expense Ratio, Percent	0.53%	[124]
Net Assets	$ 505,276,423
Holdings Count | $ / shares	684	[126]
Investment Company Portfolio Turnover	10.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$505,276,423
Total Number of Portfolio Holdings*	684
Portfolio Turnover Rate	10.85%
[126]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$39	0.78%
[127],[128]
Expenses Paid, Amount	$ 39	[127]
Expense Ratio, Percent	0.78%	[127]
Net Assets	$ 505,276,423
Holdings Count | $ / shares	684	[129]
Investment Company Portfolio Turnover	10.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$505,276,423
Total Number of Portfolio Holdings*	684
Portfolio Turnover Rate	10.85%
[129]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$33	0.65%
[130],[131],[132]
Expenses Paid, Amount	$ 33	[130]
Expense Ratio, Percent	0.65%	[130]
Net Assets	$ 132,509,463
Holdings Count | $ / shares	251	[133]
Investment Company Portfolio Turnover	7.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$132,509,463
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	7.39%
[133]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.90%
[134],[135],[136]
Expenses Paid, Amount	$ 45	[134]
Expense Ratio, Percent	0.90%	[134]
Net Assets	$ 132,509,463
Holdings Count | $ / shares	251	[137]
Investment Company Portfolio Turnover	7.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$132,509,463
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	7.39%
[137]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 5
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 5
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 5[1]	$40	0.80%
[138],[139],[140]
Expenses Paid, Amount	$ 40	[138]
Expense Ratio, Percent	0.80%	[138]
Net Assets	$ 132,509,463
Holdings Count | $ / shares	251	[141]
Investment Company Portfolio Turnover	7.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$132,509,463
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	7.39%
[141]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$61	1.11%
[142],[143],[144]
Expenses Paid, Amount	$ 61	[142]
Expense Ratio, Percent	1.11%	[142]
Net Assets	$ 294,616,515
Holdings Count | $ / shares	92	[145]
Investment Company Portfolio Turnover	7.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$294,616,515
Total Number of Portfolio Holdings*	92
Portfolio Turnover Rate	7.52%
[145]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$75	1.36%
[146],[147],[148]
Expenses Paid, Amount	$ 75	[146]
Expense Ratio, Percent	1.36%	[146]
Net Assets	$ 294,616,515
Holdings Count | $ / shares	92	[149]
Investment Company Portfolio Turnover	7.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$294,616,515
Total Number of Portfolio Holdings*	92
Portfolio Turnover Rate	7.52%
[149]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$80	1.46%
[150],[151],[152]
Expenses Paid, Amount	$ 80	[150]
Expense Ratio, Percent	1.46%	[150]
Net Assets	$ 294,616,515
Holdings Count | $ / shares	92	[153]
Investment Company Portfolio Turnover	7.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$294,616,515
Total Number of Portfolio Holdings*	92
Portfolio Turnover Rate	7.52%
[153]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$44	0.81%
[154],[155],[156]
Expenses Paid, Amount	$ 44	[154]
Expense Ratio, Percent	0.81%	[154]
Net Assets	$ 873,572,886
Holdings Count | $ / shares	44	[157]
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$873,572,886
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	25.70%
[157]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.06%
[158],[159],[160]
Expenses Paid, Amount	$ 57	[158]
Expense Ratio, Percent	1.06%	[158]
Net Assets	$ 873,572,886
Holdings Count | $ / shares	44	[161]
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$873,572,886
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	25.70%
[161]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$63	1.16%
[162],[163],[164]
Expenses Paid, Amount	$ 63	[162]
Expense Ratio, Percent	1.16%	[162]
Net Assets	$ 873,572,886
Holdings Count | $ / shares	44	[165]
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$873,572,886
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	25.70%
[165]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.46%
[166],[167],[168]
Expenses Paid, Amount	$ 24	[166]
Expense Ratio, Percent	0.46%	[166]
Net Assets	$ 1,430,886,134
Holdings Count | $ / shares	83	[169]
Investment Company Portfolio Turnover	18.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,430,886,134
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	18.76%
[169]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$37	0.71%
[170],[171],[172]
Expenses Paid, Amount	$ 37	[170]
Expense Ratio, Percent	0.71%	[170]
Net Assets	$ 1,430,886,134
Holdings Count | $ / shares	83	[173]
Investment Company Portfolio Turnover	18.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,430,886,134
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	18.76%
[173]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$43	0.81%
[174],[175],[176]
Expenses Paid, Amount	$ 43	[174]
Expense Ratio, Percent	0.81%	[174]
Net Assets	$ 1,430,886,134
Holdings Count | $ / shares	83	[177]
Investment Company Portfolio Turnover	18.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,430,886,134
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	18.76%
[177]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$46	0.87%
[178],[179],[180]
Expenses Paid, Amount	$ 46	[178]
Expense Ratio, Percent	0.87%	[178]
Net Assets	$ 371,234,449
Holdings Count | $ / shares	62	[181]
Investment Company Portfolio Turnover	43.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$371,234,449
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	43.37%
[181]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$59	1.12%
[182],[183],[184]
Expenses Paid, Amount	$ 59	[182]
Expense Ratio, Percent	1.12%	[182]
Net Assets	$ 371,234,449
Holdings Count | $ / shares	62	[185]
Investment Company Portfolio Turnover	43.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$371,234,449
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	43.37%
[185]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$65	1.22%
[186],[187],[188]
Expenses Paid, Amount	$ 65	[186]
Expense Ratio, Percent	1.22%	[186]
Net Assets	$ 371,234,449
Holdings Count | $ / shares	62	[189]
Investment Company Portfolio Turnover	43.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$371,234,449
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	43.37%
[189]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
†	Annualized.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
†	Annualized.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
†	Annualized.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[81]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[82]
†	Annualized.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[89]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[90]
†	Annualized.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[93]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[94]
†	Annualized.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[101]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[102]
†	Annualized.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
†	Annualized.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[117]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[118]
†	Annualized.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[121]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[125]
†	Annualized.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[128]
†	Annualized.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[131]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[132]
†	Annualized.

[133]
*	Does not include derivatives, except purchased options, if any.

[134]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[135]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[136]
†	Annualized.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[139]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[140]
†	Annualized.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[143]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[144]
†	Annualized.

[145]
*	Does not include derivatives, except purchased options, if any.

[146]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[147]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[148]
†	Annualized.

[149]
*	Does not include derivatives, except purchased options, if any.

[150]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[151]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[152]
†	Annualized.

[153]
*	Does not include derivatives, except purchased options, if any.

[154]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[155]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[156]
†	Annualized.

[157]
*	Does not include derivatives, except purchased options, if any.

[158]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[159]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[160]
†	Annualized.

[161]
*	Does not include derivatives, except purchased options, if any.

[162]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[163]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[164]
†	Annualized.

[165]
*	Does not include derivatives, except purchased options, if any.

[166]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[167]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[168]
†	Annualized.

[169]
*	Does not include derivatives, except purchased options, if any.

[170]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[171]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[172]
†	Annualized.

[173]
*	Does not include derivatives, except purchased options, if any.

[174]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[175]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[176]
†	Annualized.

[177]
*	Does not include derivatives, except purchased options, if any.

[178]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[179]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[180]
†	Annualized.

[181]
*	Does not include derivatives, except purchased options, if any.

[182]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[183]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[184]
†	Annualized.

[185]
*	Does not include derivatives, except purchased options, if any.

[186]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[187]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[188]
†	Annualized.

[189]
*	Does not include derivatives, except purchased options, if any.